Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and Equipment, Net
9.	Property and Equipment, Net

Property and equipment, net, consist of the following:

	December 31, 2023	December 31, 2022
Furniture and office equipment	86,800,904	57,867,896
Kitchen equipment	236,970,298	199,362,443
Software	122,278,784	56,181,672
Leasehold improvements	676,590,372	602,788,920
Construction in progress	6,000,465	22,971,178

Property and equipment, gross	1,128,640,823	939,172,109
Less: accumulated depreciation	(338,293,416)	(214,000,566)
Less: accumulated impairment loss	(98,471,484)	(5,135,573)

Property and equipment, net	691,875,923	720,035,970

Depreciation and amortization related to property and equipment was RMB151,791,702, RMB124,083,503 and RMB67,512,655 for the years ended December 31, 2023, 2022 and 2021, respectively.

In 2023, the Company conducted impairment tests each quarter end as triggered by underperformance of certain company owned and operated stores and the Company’s plans of store closures, on the recoverability of the related asset groups, comprising store level property and equipment, intangible assets with definite useful lives and operating lease right-of-use (“ROU”) assets. The estimated undiscounted future cash flows generated by certain asset groups were less than their carrying amount, and therefore the fair values of the asset groups were estimated using market approach (see Note 26). The fair value of the asset group was less than its carrying amount, and the carrying amounts of the long-lived assets in the asset group were reduced on a pro-rata basis but no less than the fair value of an individual long- lived asset. The impairment losses were RMB111,426,961, RMB7,222,765 and RMB1,001,880 for the years ended December 31, 2023, 2022 and 2021. All of the impairment losses were relevant to Tim Hortons segment.

The recoverability of the enterprise level asset, primary comprising software and leasehold improvements for office was also evaluated and impairment testing carried out as of the end of December 31, 2023. The Company added the carrying amounts of the lower-level asset groups to the carrying amount of the enterprise asset and compares that aggregate carrying amount to the sum of estimated future cash flows of the lower-level asset groups and the cash flows related to the enterprise asset. The estimated undiscounted future cash flows generated by asset groups were greater than their carrying amount, hence no impairment losses were recorded in 2023 for enterprise asset.